CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect Period of Adoption CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative Effect Period of Adoption CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income Cumulative Effect Period of Adoption CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit Cumulative Effect Period of Adoption CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2021	¥ 5,275,728			¥ 356		¥ 49,642,014			¥ 2,709,002			¥ (47,163,773)			¥ 88,129
Balances (ASU 2020-06) at Dec. 31, 2021			¥ (635,925)					¥ (1,432,986)			¥ 24,938			¥ 772,123
Balances (in shares) at Dec. 31, 2021 | shares				5,598,752,855	5,598,752,855
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries	28,965											28,965
Net income (loss)	(117,776)											(136,212)			18,436
Issuance of ordinary shares to third parties upon private placement	1,170,090			¥ 20		1,170,070
Issuance of ordinary shares to third parties upon private placement (in shares) | shares				304,705,874	304,705,874
Issuance of Class B ordinary shares to Baidu upon private placement	634,470			¥ 10		634,460
Issuance of Class B ordinary shares to Baidu upon private placement (in shares) | shares				164,705,882	164,705,882
Exercise of share-based awards	63,230			¥ 1		63,229
Exercise of share-based awards (in shares) | shares				20,501,567	20,501,567
Other comprehensive income (loss)	(865,816)								(870,486)						4,670
Issuance of subsidiaries' shares to noncontrolling interest holders	1,000														1,000
Dividends paid and payable to noncontrolling interest holders	(16,878)														(16,878)
Share-based compensation	811,441					811,441
Acquisition of noncontrolling interests in subsidiaries	(5,090)					(2,540)									(2,550)
Balances at Dec. 31, 2022	6,343,439			¥ 387		50,885,688			1,863,454			(46,498,897)			92,807
Balances (ASU 2020-06) at Dec. 31, 2022			¥ 24,938
Balances (in shares) at Dec. 31, 2022 | shares				6,088,666,178	6,088,666,178
Net income (loss)	1,952,554											1,925,469			27,085
Issuance of ordinary shares upon follow-on offering,net of issuance costs	3,395,190			¥ 41		3,395,149
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares				605,325,000	605,325,000
Exercise of share-based awards	53,902			¥ 2		53,900
Exercise of share-based awards (in shares) | shares				22,145,907	22,145,907
Other comprehensive income (loss)	(175,350)								(175,407)						57
Dividends paid and payable to noncontrolling interest holders	(21,552)														(21,552)
Share-based compensation	636,732					636,732
Balances at Dec. 31, 2023	12,184,915			¥ 430		54,971,469			1,688,047			(44,573,428)			98,397
Balances (in shares) at Dec. 31, 2023 | shares				6,716,137,085	6,716,137,085
Net income (loss)	790,589											764,059			26,530
Exercise of share-based awards	39,312			¥ 1		39,311
Exercise of share-based awards (in shares) | shares				23,754,080	23,754,080
Other comprehensive income (loss)	(136,428)	$ (18,690)							(137,524)						1,096
Issuance of a VIE's shares to noncontrolling interest holders	303					64,960									(64,657)
Dividends paid and payable to noncontrolling interest holders	(22,503)														(22,503)
Share-based compensation	544,395					544,395
Acquisition of noncontrolling interests in subsidiaries	(26,819)					3,706									(30,525)
Balances at Dec. 31, 2024	¥ 13,373,764	$ 1,832,198		¥ 431	$ 59	¥ 55,623,841	$ 7,620,435		¥ 1,550,523	$ 212,421		¥ (43,809,369)	$ (6,001,859)		¥ 8,338	$ 1,142
Balances (in shares) at Dec. 31, 2024 | shares				6,739,891,165	6,739,891,165